Label	Element	Value
Distillate U.S. Fundamental Stability & Value ETF | AbbVie, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Distillate U.S. Fundamental Stability & Value ETF | Johnson & Johnson
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Distillate U.S. Fundamental Stability & Value ETF | Merck & Company, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Distillate U.S. Fundamental Stability & Value ETF | T-Mobile US, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Distillate U.S. Fundamental Stability & Value ETF | Cisco Systems, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Distillate U.S. Fundamental Stability & Value ETF | Procter & Gamble Company
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Distillate U.S. Fundamental Stability & Value ETF | Comcast Corporation
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Distillate U.S. Fundamental Stability & Value ETF | Salesforce, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Distillate U.S. Fundamental Stability & Value ETF | Cigna Group
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Distillate U.S. Fundamental Stability & Value ETF | QUALCOMM, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Distillate U.S. Fundamental Stability & Value ETF | Consumer, Non-cyclical
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.10%
Distillate U.S. Fundamental Stability & Value ETF | Industrial
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.50%
Distillate U.S. Fundamental Stability & Value ETF | Technology
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.40%
Distillate U.S. Fundamental Stability & Value ETF | Communications
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.70%
Distillate U.S. Fundamental Stability & Value ETF | Consumer, Cyclical
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.40%
Distillate U.S. Fundamental Stability & Value ETF | Energy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Distillate U.S. Fundamental Stability & Value ETF | Financial
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Distillate U.S. Fundamental Stability & Value ETF | Basic Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Distillate U.S. Fundamental Stability & Value ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%